OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other Current Liabilities	Other Current Liabilities

	Notes	December 31, 2022	December 31, 2021
Current portion of provisions	15	$5.6	$6.5
Current portion of other liabilities	18	18.6	22.7
Current portion of deferred revenue	20	—	189.7
		$24.2	$218.9